PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

($ millions)	Land and Land Rights	Pipelines	Facilities and Equipment	Cavern Storage and Other(1)	Assets Under Construction(2)	Total
Cost
Balance at December 31, 2021	456	9,279	9,384	2,084	915	22,118
Additions and transfers	22	703	264	83	(499)	573
Disposition	(1)	(475)	(2,440)	(104)	(20)	(3,040)
Change in decommissioning provision	—	(17)	(84)	(18)	—	(119)
Foreign exchange	6	61	26	—	—	93
Other	(2)	(56)	(201)	(31)	(29)	(319)
Balance at December 31, 2022	481	9,495	6,949	2,014	367	19,306
Additions and transfers	—	150	112	81	230	573
Change in decommissioning provision	—	4	29	8	—	41
Dispositions and other	—	(15)	(33)	(76)	(9)	(133)
Foreign exchange	(1)	(21)	(9)	—	—	(31)
Balance at December 31, 2023	480	9,613	7,048	2,027	588	19,756

Depreciation
Balance at December 31, 2021	26	2,015	1,421	463	—	3,925
Depreciation	6	194	211	78	—	489
Disposition	—	(85)	(384)	(38)	—	(507)
Other	—	(37)	(63)	(19)	—	(119)
Balance at December 31, 2022	32	2,087	1,185	484	—	3,788
Depreciation	6	195	177	75	—	453
Impairment reversal	—	(190)	(35)	(4)	—	(229)
Dispositions and other	—	(9)	(11)	(34)	—	(54)
Balance at December 31, 2023	38	2,083	1,316	521	—	3,958

Carrying amounts
Balance at December 31, 2022	449	7,408	5,764	1,530	367	15,518
Balance at December 31, 2023	442	7,530	5,732	1,506	588	15,798

Assets subject to operating leases
Balance at December 31, 2022	41	629	509	156	—	1,335
Balance at December 31, 2023	39	607	521	119	—	1,286
(1)    At December 31, 2023, the movement in Cavern Storage and Other includes $25 million in net assets transferred to finance lease receivables (2022: nil).
(2)    At December 31, 2023, the movement in Assets Under Construction includes nil in net assets transferred to finance lease receivables (2022: $14 million).